Financial instruments and risk management - Company's risk exposures and their impact on the financial instruments (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and risk management
Cash and cash equivalents	$ 14,125,522	$ 18,851,244	$ 171,271	$ 58,614